Note 7. Operating Segments and Significant Customers (Details) - Operating Segments - Operations (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Sales Revenue	$ 13,563	$ 12,246	$ 14,075	$ 18,031	$ 14,205	$ 11,727	$ 12,843	$ 12,343	$ 57,916	$ 51,117	$ 42,894
Gross Margin	2,182	1,936	2,256	2,960	2,432	2,049	2,302	2,185	9,334	8,968	7,991
Operating expenses									8,624	8,677	8,137
Operating earnings (loss)									710	291	(146)
Total other expense, net									67	112	120
Earnings (loss) before income tax									643	179	(266)
Income tax (benefit) expense									(8)	15	(294)
Net earnings	111	(40)	31	549	323	(235)	(126)	202	651	164	28
Operating Segments [Member] | Monitor [Member]
Segment Reporting Information [Line Items]
Sales Revenue									29,972	38,377	37,487
Gross Margin									4,564	6,342	6,556
Operating Segments [Member] | VGT and Parts [Member]
Segment Reporting Information [Line Items]
Sales Revenue									27,944	12,740	5,407
Gross Margin									$ 4,770	$ 2,626	$ 1,435